Earnout	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Earnout
Note 11. Earnout
During the five year period after the Closing (“Earnout Period”), Eligible Markforged Equityholders are entitled to receive up to 14,666,667 Markforged Earnout Shares upon the occurrence of certain triggering events. During the Earnout Period, the Sponsor’s 2,610,000 surrendered shares of common stock will be released from lock-up
upon certain triggering events.
On the date when the volume-weighted average trading sale price (“VWAP”) of one share of the Common Stock quoted on the NYSE is greater than or equal to $12.50 for any twenty trading days within any thirty consecutive trading day period within the Earnout Period (“Triggering Event I”), the Eligible Markforged Equityholders will receive 8,000,000 Markforged Earnout Shares distributed on a pro-rata
basis and 50% of the Sponsor’s surrendered shares will be released from lock-up
to the Sponsor.
On the date when the VWAP of one share of the Company’s common stock quoted on the NYSE is greater than or equal to $15.00 for any twenty trading days within any thirty consecutive trading day period within the Earnout Period (“Triggering Event II” and together with Triggering Event I, each a “Triggering Event”), the Eligible Markforged Equityholders will receive the remaining 6,666,667 Markforged Earnout Shares distributed on a pro-rata
basis and the remaining 50% of the Sponsor’s surrendered shares will be released from lock-up
to the Sponsor.
There are two units of account within the Markforged Earnout Shares depending on whether the Eligible Markforged Equityholder is entitled to receive Markforged Earnout Shares with respect to a Legacy Markforged equity award, in which case the Markforged Earnout Shares are accounted for as equity classified stock compensation, or with respect to Legacy Markforged common stock, in which case the Markforged Earnout Shares are accounted for as a liability classified instrument in accordance with Accounting Standards Codification Topic
815-40.
Markforged Earnout Shares issuable with respect to an unvested Legacy Markforged equity award are issued in the form of Earnout RSUs and are subject to forfeiture if the holder does not complete the required service period. Forfeited Markforged Earnout Shares are distributed to the remaining Eligible Markforged Equityholders on a pro-rata
basis and are fungible between the two units of account. The following table summarizes the number of Earnout Shares allocated to each unit of account as of December 31, 2021:

	Triggering Event I Earnout Shares	Triggering Event II Earnout Shares
Contingent earnout liability	7,144,325	5,953,595
Stock compensation	855,675	713,072

Total Earnout Shares	8,000,000	6,666,667

As of the Closing, the estimated value of the Markforged Earnout Shares and surrendered Sponsor shares was $8.04 per share issuable upon Triggering Event I and $7.66 per share issuable upon Triggering Event II. The estimated value of the Markforged Earnout Shares and surrendered Sponsor shares as of December 31, 2021 is $3.95 per share issuable upon Triggering Event I and $3.63 per share issuable upon Triggering Event II. The valuation of the Markforged Earnout Shares and surrendered Sponsor shares is based on a Monte Carlo simulation to model a distribution of potential outcomes on a monthly basis over the Earnout period using the most reliable information available. The following table describes the assumptions used in the valuation:

	December 31,	July 14,
	2021	2021
Current stock price	$5.37	$8.56
Expected volatility	70.00%	70.00%
Risk-free interest rate	1.19%	0.85%
Dividend rate	—%	—%
Expected term (years)	4.54	5.00
Neither of the Earnout Triggering Events have occurred as of December 31, 2021 and therefore none were distributed.